11. LONG TERM DEBT (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Bonus	$ 1,141	$ 1,123
Vacation	34	41
Dr. Faupel
Salary	134	134
Bonus	20	20
Vacation	95	95
Interest on compensation	67	67
Loans to Company	196	196
Interest on loans	149	149
Total outstanding prior to exchange	661	661
Amount forgiven		(454)
Promissory note issued in exchange	224	207
Interest accrued	9	17
Balance outstanding, end of period	223	224
Dr. Cartwright
Salary	337	337
Bonus	675	675
Vacation	0	0
Interest on compensation	59	59
Loans to Company	528	528
Interest on loans	22	22
Total outstanding prior to exchange	1,621	1,621
Amount forgiven		(1,302)
Promissory note issued in exchange	345	319
Interest accrued	14	26
Balance outstanding, end of period	$ 359	$ 345